Other liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2017
Other liabilities and provisions
Summary of other liabilities and provisions

	December 31,
	2017	2016
	(€ in thousands)
Customer deposits	373	183
Liabilities from VAT	12	174
Employee bonus	303	143
Accruals for vacation and overtime	222	170
Accruals for licenses	140	258
Liabilities from payroll	236	211
Accruals for commissions	50	190
Accruals for compensation of Supervisory board	180	180
Accrual for warranty	286	400
Others	322	305
Total	2,124	2,214